SCHEDULE OF SHORT TERM INVESTMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Marketable securities		¥ 89,482